Note 9 - Capital Transactions: Schedule of Warrants (Details)	12 Months Ended
	Mar. 31, 2018 $ / shares shares	Mar. 31, 2017 $ / shares shares
Outstanding, Beginning Balance | shares	32,932,413	19,315,334
Warrants issued | shares	51,284,000	40,723,250
Warrants exercised | shares	(9,838,375)	(25,606,171)
Warrants expired/cancelled | shares	(8,494,976)	(1,500,000)
Outstanding, Ending Balance | shares	65,883,062	32,932,413
Warrants exercised, Exercised Price		$ 0.20
Warrants expired/cancelled, Exercised Price	$ 1.00	1.00
Minimum
Warrants issued, Exercised Price	0.60	0.36
Warrants exercised, Exercised Price	0.01
Maximum
Warrants issued, Exercised Price	1.00	$ 0.60
Warrants exercised, Exercised Price	$ 0.20